Risk/Return Detail Data - FidelityTotalInternationalEquityK6Fund-PRO	Jul. 23, 2026 USD ($)
FidelityTotalInternationalEquityK6Fund-PRO | Fidelity Total International Equity K6 Fund | Fidelity Total International Equity K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.63%
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	$ 231
FidelityTotalInternationalEquityK6Fund-PRO | Fidelity Total International Equity K6 Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Total International Equity K6 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Total International Equity K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 29, 2028
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Using the MSCI ACWI (All Country World Index) ex USA Index as a guide in allocating investments across foreign developed and emerging markets, including investments in "growth" stocks, "value" stocks, and securities of companies with small market capitalizations. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Fidelity Investment Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed   0.63% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 29, 2028 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.